                                                              File Nos. 2-21640/
                                                                        811-1231

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No.                                     [   ]

 Post-Effective Amendment No. 66                                 [ X ]

                                 and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 Amendment No. 28                                                [ X ]


                        KEYSTONE INTERNATIONAL FUND INC.
                        --------------------------------
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
               ---------------------------------------------------
                                 (617) 210-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
               ---------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ X ]  immediately upon filing pursuant to paragraph (b)

[   ]  on (date) pursuant to paragraph (b)

[   ]  60 days after filing pursuant to paragraph (a)(1)

[   ]  on (date) pursuant to paragraph (a)(1)

[   ]  75 days after filing pursuant to paragraph (a)(2)

[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


     The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on December 20, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                             Proposed      Proposed
Title of                     Maximum       Maximum
Securities     Amount        Offering      Aggregate       Amount of
Being          Being         Price         Offering        Registration
Registered     Registered    Per Unit*     Price**         Fee
-------------------------------------------------------------------------------
Shares of
Beneficial
Interest,
$1.00 Par      9,755,890     $8.87        $86,534,744      $-
Value
-------------------------------------------------------------------------------
*Computed under Rule 457(d) on the basis of the offering price per share at the close of business on May 12, 1997.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 28,130,870 shares of the Fund were redeemed during its fiscal year ended October 31, 1996. Of such shares, 18,374,980 were used for a reduction pursuant to Rule 24f-2(c). The remaining 9,755,890 shares are being registered herewith.

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                        KEYSTONE INTERNATIONAL FUND INC.

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 66 TO

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 66 to Registration Statement No. 2-21640/811-1231 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 65 to Registration Statement No. 2-21640/811-1231.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 30th day of May, 1997.


                                       KEYSTONE INTERNATIONAL FUND INC.


                                       By:/s/ George S. Bissell
                                          ------------------------------
                                          George S. Bissell
                                          Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of May, 1997.



/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Directors       Director                            Director
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President and Treasurer (Principal      Director                            Director
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Director                                 Director                            Director

                                        /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Director                                 Director                            Director

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Director                                 Director                            Director

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Director                                 Director                            Director

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Director                                 Director




*By:/s/ Rosemary D. Van Antwerp
-----------------------------
Rosemary D. Van Antwerp**
Attorney-in-Fact


     ** Rosemary D. Van Antwerp, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                                     Page Number
                                                                   In Sequential
Exhibit Number      Exhibit                                    Numbering System
--------------      -------                                    ----------------

     1              Articles of Organization (1)

     2     (a)      By-Laws (2)
           (b)      Amendment to Bylaws (3)


     4     (a)      Specimen Stock Certificate (1)
           (b)      Articles of Incorporation (1)
           (c)      Bylaws, Articles I and VIII (2)

     5              Advisory Agreement (3)

     6     (a)      Form of Underwriting Agreement (3)
           (b)      Form of Dealer Agreement (3)

     8              Custodian, Fund Accounting and
                      Recordkeeping Agreement, as amended (2)

     9     (a)      Form of Marketing Services Agreement (3)
           (b)      Form of Sub-Administrator Agreement (3)
           (c)      Continuation Agreement (3)

    10              Opinion and Consent of Counsel (4)

    11              Independent Auditors' Consent (7)

    14              Model Retirement Plans (6)

    15              Distribution Plan  (2)

    16              Performance Data Schedule (7)

    17              Financial Data Schedule (filed as Exhibit 27) (7)

    19              Powers of Attorney (4)

----------------------------------

     (1) Incorporated herein by reference to Post-Effective Amendment No. 29.

     (2) Incorporated herein by reference to Post-Effective Amendment No. 63.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 64.

     (4) Filed herewith.

     (5) Incorporated by reference to the 24f-2 Notice.

     (6) Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 65.